Average Annual Total Returns	0 Months Ended
Aug. 01, 2012
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class A Shares
Average Annual Return:
1 Year	0.31%
5 Years	3.44%
10 Years	3.12%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(0.36%)
5 Years	2.20%
10 Years	1.96%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	0.20%
5 Years	2.21%
10 Years	1.98%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class B Shares
Average Annual Return:
1 Year	(2.52%)
5 Years	2.86%
10 Years	2.45%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class C Shares
Average Annual Return:
1 Year	0.04%
5 Years	3.33%
10 Years	2.72%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class I Shares
Average Annual Return:
1 Year	1.53%
5 Years	3.92%
10 Years	3.48%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class R Shares
Average Annual Return:
1 Year	0.94%
5 Years	3.34%
10 Years	2.90%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class R4 Shares
Average Annual Return:
1 Year	1.31%
5 Years	3.73%
10 Years	3.29%
(Columbia Short Term Bond Fund - ABCIRR4W) | (Columbia Short Term Bond Fund) | Class W Shares
Average Annual Return:
1 Year	1.22%
5 Years	3.62%
10 Years	3.18%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Class Y Shares
Average Annual Return:
1 Year	1.65%
5 Years	3.93%
10 Years	3.48%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.85%
5 Years	2.59%
10 Years	2.22%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	1.07%
5 Years	2.57%
10 Years	2.23%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	1.47%
5 Years	3.91%
10 Years	3.47%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.70%
5 Years	2.58%
10 Years	2.22%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	0.95%
5 Years	2.56%
10 Years	2.22%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Barclays 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.15%
5 Years	3.48%
10 Years	2.99%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	0.99%
5 Years	2.71%
10 Years	2.52%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.99%
5 Years	2.71%
10 Years	2.52%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	1.19%
5 Years	2.64%
10 Years	2.48%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	1.29%
5 Years	2.15%
10 Years	1.86%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	0.20%
5 Years	2.14%
10 Years	1.85%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Barclays 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.15%
5 Years	3.48%
10 Years	2.99%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	2.21%
5 Years	3.17%
10 Years	2.88%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	2.21%
5 Years	3.17%
10 Years	2.88%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	2.07%
5 Years	3.07%
10 Years	2.83%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
Life of Fund	4.97%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Barclays California 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes) (benchmark performance is as of August 31, 2002)

Average Annual Return:
1 Year	10.70%
5 Years	5.77%
Life of Fund	4.93%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	6.67%
5 Years	4.08%
Life of Fund	3.61%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	6.67%
5 Years	4.08%
Life of Fund	3.56%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	5.48%
5 Years	3.95%
Life of Fund	3.53%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	6.39%
5 Years	3.98%
Life of Fund	3.20%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	8.50%
5 Years	3.98%
Life of Fund	3.19%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
Life of Fund	4.97%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Barclays California 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes) (benchmark performance is as of August 31, 2002)

Average Annual Return:
1 Year	10.70%
5 Years	5.77%
Life of Fund	4.93%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	10.49%
5 Years	5.03%
Life of Fund	4.24%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	10.49%
5 Years	5.02%
Life of Fund	4.18%
Inception Date	Aug. 19, 2002
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	8.08%
5 Years	4.81%
Life of Fund	4.12%
Inception Date	Aug. 19, 2002
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	5.43%
5 Years	3.78%
10 Years	3.70%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.43%
5 Years	3.78%
10 Years	3.70%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	4.62%
5 Years	3.71%
10 Years	3.68%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	5.09%
5 Years	3.71%
10 Years	3.28%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	7.19%
5 Years	3.71%
10 Years	3.27%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	9.17%
5 Years	4.73%
10 Years	4.30%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	9.17%
5 Years	4.73%
10 Years	4.30%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	7.16%
5 Years	4.57%
10 Years	4.24%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	5.14%
5 Years	3.47%
10 Years	3.39%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.14%
5 Years	3.47%
10 Years	3.39%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	4.45%
5 Years	3.45%
10 Years	3.40%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	4.84%
5 Years	3.38%
10 Years	2.97%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	6.74%
5 Years	3.38%
10 Years	2.96%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	8.82%
5 Years	4.42%
10 Years	3.99%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	8.82%
5 Years	4.42%
10 Years	3.99%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	6.98%
5 Years	4.31%
10 Years	3.97%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	5.90%
5 Years	3.47%
10 Years	3.69%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.90%
5 Years	3.47%
10 Years	3.68%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	4.87%
5 Years	3.43%
10 Years	3.67%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	5.50%
5 Years	3.36%
10 Years	3.25%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	7.66%
5 Years	3.39%
10 Years	3.26%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	9.74%
5 Years	4.40%
10 Years	4.28%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	9.74%
5 Years	4.40%
10 Years	4.28%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	7.49%
5 Years	4.28%
10 Years	4.23%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	5.25%
5 Years	3.66%
10 Years	3.84%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.25%
5 Years	3.66%
10 Years	3.80%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	4.58%
5 Years	3.63%
10 Years	3.81%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	4.89%
5 Years	3.57%
10 Years	3.40%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	6.98%
5 Years	3.58%
10 Years	3.41%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	8.93%
5 Years	4.60%
10 Years	4.44%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	8.93%
5 Years	4.59%
10 Years	4.40%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	7.10%
5 Years	4.47%
10 Years	4.37%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	4.71%
5 Years	3.90%
10 Years	3.86%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.71%
5 Years	3.90%
10 Years	3.85%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	4.12%
5 Years	3.80%
10 Years	3.81%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class B Shares
Average Annual Return:
1 Year	4.38%
5 Years	3.81%
10 Years	3.43%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class C Shares
Average Annual Return:
1 Year	6.37%
5 Years	3.81%
10 Years	3.42%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	9.63%
5 Years	5.74%
10 Years	5.35%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	8.45%
5 Years	4.83%
10 Years	4.45%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	8.45%
5 Years	4.83%
10 Years	4.44%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	6.68%
5 Years	4.65%
10 Years	4.36%
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Barclays U.S. Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
Life of Fund	6.25%
Inception Date	Aug. 30, 2002
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Shares
Average Annual Return:
1 Year	8.77%
5 Years	7.60%
Life of Fund	6.63%
Inception Date	Aug. 30, 2002
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Shares | returns after taxes on distributions
Average Annual Return:
1 Year	6.91%
5 Years	5.44%
Life of Fund	4.58%
Inception Date	Aug. 30, 2002
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	5.66%
5 Years	5.20%
Life of Fund	4.45%
Inception Date	Aug. 30, 2002
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Barclays U.S. Securitized Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.22%
5 Years	6.36%
Life of Fund	5.38%
Inception Date	Aug. 30, 2002
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Shares
Average Annual Return:
1 Year	5.70%
5 Years	3.71%
Life of Fund	3.87%
Inception Date	Aug. 30, 2002
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.36%
5 Years	2.11%
Life of Fund	2.33%
Inception Date	Aug. 30, 2002
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Shares | returns after taxes on distributions and sale of Fund Shares
Average Annual Return:
1 Year	3.68%
5 Years	2.21%
Life of Fund	2.39%
Inception Date	Aug. 30, 2002